Restructuring Charge - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Mar. 31, 2014
Restructuring and Related Activities [Abstract]
Restructuring charges - severance and related costs	$ 175	$ 93